GOODWILL, BROADCAST LICENSES AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended								3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended										12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 25, 2011	Dec. 29, 2013	Dec. 30, 2012 Licenses	Dec. 25, 2011 Licenses	Dec. 29, 2013 Publishing [Member]	Dec. 30, 2012 Publishing [Member]	Dec. 25, 2011 Publishing [Member]	Dec. 29, 2013 Broadcasting [Member]	Dec. 30, 2012 Broadcasting [Member]	Dec. 30, 2012 Television [Member]	Dec. 30, 2012 Television [Member]	Dec. 29, 2013 Television [Member]	Dec. 30, 2012 Television [Member]	Dec. 25, 2011 Television [Member]	Dec. 30, 2012 Radio [Member]	Dec. 30, 2012 Radio [Member]	Dec. 29, 2013 Radio [Member]	Dec. 30, 2012 Radio [Member]	Dec. 25, 2011 Radio [Member]	Dec. 29, 2013 Corporate [Member]	Dec. 30, 2012 Corporate [Member]	Dec. 25, 2011 Corporate [Member]	Dec. 29, 2013 Minimum [Member]	Dec. 29, 2013 Maximum [Member]	Dec. 29, 2013 Network Affiliation Agreements [Member]	Dec. 30, 2012 Network Affiliation Agreements [Member]	Dec. 29, 2013 Customer Lists [Member]	Dec. 30, 2012 Customer Lists [Member]	Dec. 29, 2013 Customer Lists [Member] Minimum [Member]	Dec. 29, 2013 Customer Lists [Member] Maximum [Member]	Dec. 29, 2013 Non-compete Agreements [Member]	Dec. 30, 2012 Non-compete Agreements [Member]	Dec. 29, 2013 Other [Member]	Dec. 30, 2012 Other [Member]	Dec. 29, 2013 Trade Names [Member]
Finite-Lived Intangibles [Abstract]
Amortization period																							5 years	25 years	25 years				5 years	15 years					25 years
Significant adverse changes in value of assets			$ 0
Amortization expense		2,855	1,601	1,391
Period of estimation of amortization expense		5 years
Estimated amortization expense for 2014		2,818
Estimated amortization expense for 2015		2,809
Estimated amortization expense for 2016		2,809
Estimated amortization expense for 2017		2,784
Estimated amortization expense for 2018		2,784
Gross carrying amount, accumulated amortization and net carrying amount of the major classes of definite-lived intangible assets [Abstract]
Gross Carrying Amount		81,463	81,463																						66,078	66,078	4,149	4,149			8,510	8,510	2,726	2,726
Accumulated Amortization		(23,700)	(20,845)																						(9,905)	(7,261)	(3,661)	(3,525)			(8,510)	(8,501)	(1,624)	(1,558)
Net Carrying Amount		57,763	60,618																						56,173	58,817	488	624			0	9	1,102	1,168
Write off of intangible assets			390
Weighted average amortization period [Abstract]
Weighted average amortization period																									25 years		9 years				5 years		16 years
Broadcast Licenses [Abstract]
Net carrying value of broadcast licenses		135,166	129,566					135,166	129,566
Number of television broadcast licenses that were impaired			1	2
Number of radio broadcast licenses that were impaired			2
Estimated fair value										33,807	33,807		33,807	34,471	46,059	46,059		46,059	47,013
Non-cash impairment charge	735	0	1,616	735	0	0	0			887	664	0	664	735	729	952	0	952	0	0	0	0
Goodwill impairment				0	0			0
Goodwill [Abstract]
Adjustment of Nashville NewsChannel 5 Network, LLC Goodwill		(1,447)			0							(1,447)					0
Goodwill related to the sale of a business			(923)			(923)							0					0
Goodwill related to the purchase of a business		331	118,071		0	0						0	116,124				331	1,947
Goodwill	254,555	370,587	371,703	254,555	19,656	19,656	20,579			285,142	285,142	283,695	285,142	169,018	66,905	66,905	67,236	66,905	64,958
Accumulated impairment losses	(245,885)	(245,885)	(245,885)	(245,885)	(16,722)	(16,722)	(16,722)			(164,205)	(164,205)	(164,205)	(164,205)	(164,205)	(64,958)	(64,958)	(64,958)	(64,958)	(64,958)
Accumulated impairment loss adjustment for segment reporting		0			0							(30,731)					30,731
Goodwill, balance	$ 8,670	$ 124,702	$ 125,818	$ 8,670	$ 2,934	$ 2,934	$ 3,857			$ 120,937	$ 120,937	$ 88,759	$ 120,937	$ 4,813	$ 1,947	$ 1,947	$ 33,009	$ 1,947	$ 0